Employee Stock Option Plan	12 Months Ended
Dec. 31, 2010
Employee Stock Option Plan
Employee Stock Option Plan
28.	Employee Stock Option Plan

Employee stock-based compensation plan

In 2008, the Company introduced stock grants as part of the stock-based compensation plan. Stock grants are granted at no cost upon the completion of a vesting period. The Company granted 299,252 grants which are subject to service requirements and the quantity is indexed to the sum of the major 3 competitors' total market capitalization, return on asset, and total asset size.

In 2009, the Company granted 268,882 stock grants which are subject to service requirements and the quantity is indexed to the sum of the major 3 competitors' total market capitalization, return on asset, and total asset size.

In 2010, the Company granted 793,449 stock grants which are subject to service requirements and the quantity is indexed to the sum of the major 3 competitors' total market capitalization, return on asset, and total asset size.

The grants granted (a) are subject to service or performance based requirements, (b) have an exercise price of (Won)0 and (c) the quantity is indexed to the banking industry index. The grants vest over one to three years from the date of grant. The grants will be partly exercised on vesting date, and the remaining will be deferred and exercised over the period of three years.

The options granted (a) are subject to service or performance based requirements and (b) have a fixed exercise price or an exercise price that is indexed to the banking industry index. Generally, the options granted vest over three years from the date of grant. The exercise period ranges from 5 years to 7 years post completion of the three-year vesting period.

For options granted under all of the above plans, the Company may elect either to issue common shares or allocate treasury shares, or pay in cash or treasury shares the difference between the market price and the exercise price. The market price is determined by the arithmetic average of the weighted average of every closing price for two months, one month and one week immediately preceding the exercise of the option, published by Korea Exchange.

The following table summarizes the information about stock option activity under the Company's stock-based compensation plans for the years ended December 31, 2008, 2009 and 2010:

	2008		2009		2010
	Number of stock options	Weighted average exercise price (Won)	Number of stock options	Weighted average exercise price (Won)	Number of stock options	Weighted average exercise price (Won)
Outstanding, beginning of year	3,810,844	64,775	3,458,351	62,458	3,229,932	64,314
Granted	—	—	—	—	—	—
Exercised	(29,550)	32,053	(151,853)	43,932	(21,690)	40,479
Forfeited	(322,943)	77,359	(76,566)	75,341	(914,634)	54,331

Outstanding, end of year	3,458,351	62,458	3,229,932	64,314	2,293,608	68,520

Exercisable at year-end	1,876,585	50,012	2,667,395	61,617	2,293,608	68,520

The following table summarizes the information about the Company's stock grants for the years ended December 31, 2008, 2009 and 2010:

	2008	2009	2010
(Number of Stock Grants)
Outstanding, beginning of year	—	194,108	312,639
Granted	299,252	268,882	793,449
Vested	(5,386)	(15,914)	(122,994)
Forfeited	(99,758)	(134,437)	(134,002)

Outstanding, end of year	194,108	312,639	849,092

In connection with the stock-based compensation plan, the Company recognized an expense reversal of (Won) 20,139 million, and (Won)23,039 million of expenses and (Won)4,800 million of expense for the years ended December 31, 2008, 2009 and 2010, respectively.

Total fair value of shares vested during 2008, 2009 and 2010 were (Won)3,459 million (Won)1,143 million and (Won)5,963 million respectively.

The fair value of each option award is estimated using a Black-Scholes option pricing model based on the assumptions noted in the table below. Expected volatility is based on the historical volatility of the Company's stock. The expected term represents the period of time that options granted are expected to be outstanding. The expected term is estimated using employees' actual historical behavior and projected future behavior based on expected exercise patterns. The risk-free interest rate is based on the Korean government treasury bond rate where the remaining term equals the expected term. Dividend yield is based on the Company's historical dividend payout ratio. The assumptions that were used for the valuation of each option at the grant date for the years ended December 31, 2008, 2009, and 2010 are as follows:

For options granted during	2008	2009	2010
Expected annual dividend yield	3.03%	2.79%	1.29%
Expected volatility	47.62%	42.60%	32.81%
Risk-free interest rate	3.24%	3.63%	3.01%
Expected option life	2.2 years	1.5 years	1.3 years

The fair value of each grant awarded is estimated using a Monte-Carlo simulation model based on the assumptions noted in the table below because the Black-Scholes model cannot be used in this case as the exercisable number of stock grants changes when the market price changes. Expected volatility is based on the historical volatility of the Company's stock. The expected term represents the period of time that grants' requisite period would end. The risk-free interest rate is based on the Korean government treasury bond rate where the remaining term equals the expected term. Dividend yield is based on the Company's historical dividend payout ratio. The assumptions that were used for the valuation of each stock grant for the years ended December 31, 2008, 2009, and 2010 are as follows:

For options granted during	2008	2009	2010
Expected annual dividend yield	3.03%	2.79%	1.29%
Expected volatility	59.02%	54.29%	43.27%
Risk-free interest rate	3.31%	3.56%	3.01%
Expected option life	1.7 years	1.1 years	1.7 years

The following table summarizes the information about stock options outstanding as of December 31, 2010:

	Options outstanding				Options exercisable
Exercise price (Won)	Number of stock options(1)	Weighted average remaining contractual life(2)	Weighted average exercise price (Won)	Intrinsic value (Mil Won)	Number of stock options	Weighted average exercise price (Won)	Intrinsic value (Mil Won)
42,200	3,351	0.2	42,200	51	3,351	42,200	51
43,800	26,712	0.2	43,800	366	26,712	43,800	366
58,600	10,000	0.2	58,600	—	10,000	58,600	—
35,500	51,303	0.2	35,500	1,129	51,303	35,500	1,129
40,500	5,091	0.7	40,500	87	5,091	40,500	87
46,100	54,250	1.1	46,100	618	54,250	46,100	618
48,500	10,000	1.2	48,500	90	10,000	48,500	90
48,800	10,000	1.2	48,800	87	10,000	48,800	87
46,800	450,928	2.2	46,800	4,825	450,928	46,800	4,825
61,000	10,182	2.2	61,000	—	10,182	61,000	—
60,300	5,077	2.2	60,300	—	5,077	60,300	—
63,800	10,031	2.2	63,800	—	10,031	63,800	—
63,600	10,072	2.2	63,600	—	10,072	63,600	—
51,600	90,000	2.2	51,600	531	90,000	51,600	531
45,700	8,827	2.3	45,700	104	8,827	45,700	104
49,200	29,441	2.6	49,200	244	29,441	49,200	244
53,000	7,212	2.6	53,000	32	7,212	53,000	32
85,100	5,000	3.2	85,100	—	5,000	85,100	—
75,200	444,237	3.2	75,200	—	444,237	75,200	—
81,900	21,459	3.2	81,900	—	21,459	81,900	—
77,900	59,750	3.2	77,900	—	59,750	77,900	—
80,000	27,878	3.2	80,000	—	27,878	80,000	—
77,800	29,770	3.2	77,800	—	29,770	77,800	—
80,300	163,557	3.2	80,300	—	163,557	80,300	—
81,900	25,613	3.3	81,900	—	25,613	81,900	—
76,600	18,987	3.8	76,600	—	18,987	76,600	—
77,100	657,498	4.1	77,100	7,089	657,498	77,100	7,089
84,500	15,246	4.2	84,500	33	15,246	84,500	33
71,538	22,146	0.2	71,538	—	22,146	71,538	—
129,100	9,990	0.2	129,100	—	9,990	129,100	—

	2,293,608				2,293,608

(1)	Number of stock options vested and expected to vest were 2,293,608.
(2)	Contractual life indicates the sum of service (vesting) period and exercise period.

The following table summarizes the information about stock grants outstanding as of December 31, 2010:

Grant Date	Number of stock grants(1)	Weighted average Remaining contractual life(2)	Intrinsic Value (Mil Won)
2008-03-28	4,787	1.61	275
2008-09-29	1,521	0.00	87
2008-10-18	7,365	1.90	423
2009-07-30	10,499	0.51	604
2009-08-27	2,328	1.00	134
2009-09-28	67,990	0.98	3,909
2009-11-18	4,976	1.89	286
2010-01-01	989	2.00	57
2010-01-01	74,567	2.00	4,288
2010-01-01	28,751	2.00	1,653
2010-01-01	14,674	2.00	844
2010-05-10	23,376	2.14	1,344
2010-05-31	186,080	2.41	10,700
2010-07-01	2,432	2.12	140
2010-07-21	2,638	2.01	152
2010-07-29	150	2.00	9
2010-07-29	985	2.03	57
2010-08-01	10,395	2.19	598
2010-08-03	1,348	2.09	78
2010-08-04	1,625	2.03	93
2010-08-12	165	3.00	9
2010-08-12	40,007	3.00	2,300
2010-08-18	1,994	2.01	115
2010-08-23	170	2.01	10
2010-08-24	2,321	2.02	133
2010-09-11	662	2.00	38
2010-09-16	76,071	5.00	4,374
2010-09-17	88,971	5.00	5,116
2010-09-20	445	2.00	26
2010-09-29	9,839	3.01	566
2010-10-06	4,767	2.00	274
2010-11-26	90,708	3.74	5,216
2010-12-08	85,058	2.83	4,891
2010-12-15	438	2.65	25

	849,092

(1)	Number of stock grants vested and expected to vest were 502,145
(2)	Contractual life indicates the sum of service (vesting) period.

The total intrinsic values of stock options and stock grants exercised for the years ended December 31, 2009 and 2010 were (Won)1,650 million and (Won)4,289 million respectively. The total amount of cash received from the exercise of share options for the years ended December 31, 2009 and 2010 was nil.